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April 1, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     RiverSource Market Advantage Series, Inc.
        RiverSource Portfolio Builder Conservative Fund
        RiverSource Portfolio Builder Moderate Conservative Fund
        RiverSource Portfolio Builder Moderate Fund
        RiverSource Portfolio Builder Moderate Aggressive Fund
        RiverSource Portfolio Builder Aggressive Fund
        RiverSource Portfolio Builder Total Equity Fund
        RiverSource S&P 500 Index Fund
        RiverSource Small Company Index Fund

                Post-Effective Amendment No. 39
                File No. 33-30770/811-5897
                Accession Number: 0000950137-09-002339


Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 39 (Amendment). This Amendment was filed electronically on March 30, 2009.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (612) 671-4321.

Sincerely,



/s/  Christopher O. Petersen
----------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.